Redeemable Noncontrolling Interests - Additional Information (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 26, 2020 shares
Minority Interest [Line Items]
Stockholders' equity note, stock split, conversion ratio	4
McAfee Corp. | LLC Units
Minority Interest [Line Items]
Ownership percentage by parent		37.20%
McAfee Corp. | Continuing LLC Owners And Management Owners
Minority Interest [Line Items]
Common stock units held		272,500,000
McAfee Corp. | Foundation Technology Worldwide L L C
Minority Interest [Line Items]
Ownership percentage by noncontrolling owners		62.80%
Class B Common Stock
Minority Interest [Line Items]
Common stock units issued		267,065,127
Common stock units, outstanding		267,065,127
Class B Common Stock | McAfee Corp.
Minority Interest [Line Items]
Common stock units issued		267,100,000
Class A Common Stock
Minority Interest [Line Items]
Common stock units issued		161,267,412
Common stock units, outstanding		161,267,412
Class A Common Stock | McAfee Corp.
Minority Interest [Line Items]
Common stock units, outstanding		161,300,000
Class A Common Stock | McAfee Corp.
Minority Interest [Line Items]
Stockholders' equity note, stock split, conversion ratio		1